9. Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock-Based Compensation Tables
Summary of the Company's stock options

A summary of the Company’s 2013 Equity Incentive Plan as of June 30, 2014, is as follows:

	Number of	Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2013	-	$
Options issued	500,000	4.54
Outstanding at September 30, 2014	500,000	4.54

A summary of the Company’s other stock options as of September 30, 2014, is as follows:

	Number of	Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2013	584,650	$0.53
Options forfeited	-	-
Outstanding at September 30, 2014	584,650	$0.53

	Number of	Weighted Average
	Options	Exercise Price

Outstanding at June 30, 2012	360,221	$0.77
Options issued	291,900	0.53
Outstanding at December 31, 2012	652,121	0.66
Options forfeited	67,471	1.79
Outstanding at December 31, 2013	584,650	$0.53

Stock options outstanding
	Number	Average	Number	Intrinsic
	Outstanding	Remaining	Exercisable	Value
	at	Contractual	at	at
	September 30,	Life	September 30,	September 30,
Exercise Price	2014	(Years)	2014	2014
$0.51	850	1.08	850	$1,666
0.53	291,900	5.75	291,900	566,286
0.53	291,900	8.25	-	-
4.54	500,000	9.25	-	-

	Number	Average	Number	Intrinsic
	Outstanding	Remaining	Exercisable	Value
	at	Contractual	at	at
	December 31,	Life	December 31,	December 31,
Exercise Price	2013	(Years)	2013	2013
$0.51	850	1.83	850	$ 3,264
0.53	291,900	6.50	291,900	1,115,058
0.53	291,900	9.00	-	-